Provisions, income tax liabilities and other liabilities - Movements in Restructuring Provisions Classified in Non-current and Current Liabilities (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period		€ 7,602	€ 6,341
Of which:
Classified in current liabilities		653	578	€ 472
Provisions utilized		(446)	(408)	(528)
Transfers		(516)	(572)	(274)
Increase Decrease Through Reclassification of Business, Other Provisions	[1]	(154)
Currency translation differences		116	(65)	113
Balance, end of period		8,096	7,602	6,341
Restructuring Provision
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period		1,132	1,233	1,118
Of which:
Classified in non-current liabilities		799	554	761	€ 524
Classified in current liabilities		653	578	472	€ 594
Change in provisions recognized in profit or loss for the period		999	435	636
Provisions utilized	[2]	(582)	(561)	(522)
Transfers		(33)	3	0
Increase Decrease Through Reclassification of Business, Other Provisions	[3]	(84)	0	0
Unwinding of discount		19	31	5
Currency translation differences		1	(9)	(4)
Balance, end of period		€ 1,452	€ 1,132	€ 1,233

[1]	(b)The liabilities of Opella, which in 2022 and 2023 were presented in the relevant balance sheet line item for each class of liability, were reclassified in 2024 to Liabilities related to assets held for sale in accordance with IFRS 5 (see Note D.1.)
[2]	(a)Provisions utilized mainly correspond to payments related to employees affected by separation programs.
[3]	(b)This line comprises the restructuring provisions of Opella, reclassified to Liabilities related to assets held for sale as of December 31, 2024 (see Note D.1.).